INSURANCE PREMIUM FINANCING PAYABLE (Details Narrative) - USD ($)		6 Months Ended
	Jan. 30, 2026	Mar. 31, 2026	Mar. 31, 2025	Sep. 30, 2025
Insurance [Abstract]
Insurance premiums financed with issuance of a liability	$ 112,500	$ 112,500
Insurance down payment	37,500
Amortization expense	4,667
Insurance obligation	117,167
Insurance monthly installments	$ 13,019
Insurance premium financing payable		$ 87,500